SHAREHOLDERS' EQUITY (DEFICIENCY) (Schedule of Options and RSUs Outstanding Which have been Separated into Ranges of Exercise Price) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2011
Options [Member]
Ranges of Exercise Price [Line Items]
Exercise price (in dollars per shares)	$ 1.30	$ 1.14		$ 0.46
Options outstanding	1,004,454	519,696
Weighted average remaining contractual life (years)	8 years 10 months 13 days	8 years 10 months 28 days
Options exercisable	236,664	97,938
Weighted average remaining contractual life (years)	7 years 4 months 6 days	7 years 3 months 7 days
Employee share option and RSU [Member]
Ranges of Exercise Price [Line Items]
Exercise price (in dollars per shares)			$ 3.80
Options outstanding			1,350,846
Weighted average remaining contractual life (years)			8 years 3 months 7 days
Options exercisable			427,826
Weighted average remaining contractual life (years)			7 years 2 months 8 days
$0.00 [Member] | Options [Member]
Ranges of Exercise Price [Line Items]
Exercise price (in dollars per shares)
Options outstanding	43,182	43,182
Weighted average remaining contractual life (years)	4 years 11 months 19 days	5 years 11 months 19 days
Options exercisable	43,182	36,306
Weighted average remaining contractual life (years)	4 years 11 months 19 days	5 years 9 months 11 days
$0.00 [Member] | Employee share option and RSU [Member]
Ranges of Exercise Price [Line Items]
Exercise price (in dollars per shares)
Options outstanding			121,533
Weighted average remaining contractual life (years)			3 years 11 months 19 days
Options exercisable			43,182
Weighted average remaining contractual life (years)			3 years 11 months 19 days
$0.28 [Member] | Options [Member]
Ranges of Exercise Price [Line Items]
Exercise price (in dollars per shares)	$ 0.28	$ 0.28
Options outstanding	4,356	4,356
Weighted average remaining contractual life (years)	4 years 5 months 5 days	5 years 5 months 5 days
Options exercisable	4,356	4,356
Weighted average remaining contractual life (years)	4 years 5 months 5 days	5 years 5 months 5 days
$0.28 [Member] | Employee share option and RSU [Member]
Ranges of Exercise Price [Line Items]
Exercise price (in dollars per shares)			$ 0.28
Options outstanding			4,356
Weighted average remaining contractual life (years)			3 years 5 months 5 days
Options exercisable			4,356
Weighted average remaining contractual life (years)			3 years 5 months 5 days
$0.82 [Member] | Options [Member]
Ranges of Exercise Price [Line Items]
Exercise price (in dollars per shares)	$ 0.82	$ 0.82
Options outstanding	59,328	59,328
Weighted average remaining contractual life (years)	7 years 14 days	8 years 14 days
Options exercisable	58,086	43,236
Weighted average remaining contractual life (years)	7 years 14 days	8 years 14 days
$0.82 [Member] | Employee share option and RSU [Member]
Ranges of Exercise Price [Line Items]
Exercise price (in dollars per shares)			$ 0.82
Options outstanding			57,597
Weighted average remaining contractual life (years)			6 years 14 days
Options exercisable			57,597
Weighted average remaining contractual life (years)			6 years 14 days
$1.32 [Member] | Options [Member]
Ranges of Exercise Price [Line Items]
Exercise price (in dollars per shares)	$ 1.32	$ 1.32
Options outstanding	463,500	412,830
Weighted average remaining contractual life (years)	8 years 5 months 19 days	9 years 4 months 13 days
Options exercisable	131,040	14,040
Weighted average remaining contractual life (years)	8 years 4 months 17 days	9 years 4 months 10 days
$1.32 [Member] | Employee share option and RSU [Member]
Ranges of Exercise Price [Line Items]
Exercise price (in dollars per shares)			$ 1.32
Options outstanding			462,705
Weighted average remaining contractual life (years)			7 years 5 months 19 days
Options exercisable			234,096
Weighted average remaining contractual life (years)			7 years 5 months 12 days
$1.48 [Member] | Options [Member]
Ranges of Exercise Price [Line Items]
Exercise price (in dollars per shares)	$ 1.48
Options outstanding	434,088
Weighted average remaining contractual life (years)	9 years 11 months 26 days
Options exercisable
Weighted average remaining contractual life (years)	0 years
$1.48 [Member] | Employee share option and RSU [Member]
Ranges of Exercise Price [Line Items]
Exercise price (in dollars per shares)			$ 1.48
Options outstanding			526,957
Weighted average remaining contractual life (years)			9 years 14 days
Options exercisable			88,595
Weighted average remaining contractual life (years)			9 years
$20.77 [Member] | Employee share option and RSU [Member]
Ranges of Exercise Price [Line Items]
Exercise price (in dollars per shares)			$ 20.77
Options outstanding			177,699
Weighted average remaining contractual life (years)			9 years 11 months 16 days
Options exercisable
Weighted average remaining contractual life (years)			0 years